Average Annual Total Returns (Vanguard Intermediate-Term Corporate Bond Index Fund Participant)	Vanguard Intermediate-Term Corporate Bond Index Fu Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Barclays U.S. 5-10 Year Corporate Bond Index Vanguard Intermediate-Term Corporate Bond Index Fu Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.04%)	(1.64%)
Since Inception	6.49%	6.66%